ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	¥ 2,501,304	$ 359,290	¥ 1,193,311	¥ 164,865
Other comprehensive income, net of tax of nil:
Other comprehensive income			3,683
Deemed dividend			(3,097,733)
Comprehensive income (loss) attributable to ordinary shareholders	2,522,818	362,380	(1,900,739)	¥ 164,865
360 Finance, Inc | Reportable legal entities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,501,595	359,332	1,193,311
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	21,223	3,048	3,683
Other comprehensive income	21,223	3,048	3,683
Total comprehensive income	2,522,818	362,380	1,196,994
Deemed dividend			(3,097,733)
Comprehensive income (loss) attributable to ordinary shareholders	¥ 2,522,818	$ 362,380	¥ (1,900,739)